STOCK OPTIONS (Details Textual) - USD ($)					1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 11, 2018	Sep. 01, 2017	Feb. 06, 2017	Dec. 14, 2015	Apr. 20, 2018	Jan. 24, 2018	Aug. 03, 2017	Feb. 13, 2017	Aug. 08, 2016	Apr. 26, 2016	Apr. 21, 2016	Nov. 24, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period															6,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term															7 years 5 months 1 day		5 years 9 months 22 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term															7 years 1 month 2 days		5 years 8 months 12 days
Fair Value Of Options						$ 491,036	$ 387,209
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years				10 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		114.00%				114.00%	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.91%				1.91%	1.73%
Fair Value of Shares to be Issued, Stock Options and Warrants																	$ 1,451,393
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period													556
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,667
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,667
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6.666
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense													$ 191,634	$ 271,001	$ 1,226,374	$ 1,284,257	1,540,580	$ 1,001,950
Employees of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period										1,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											3,895,000
Allocated Share-based Compensation Expense													15,833	17,813	51,458	53,438	71,250	66,104
Fair Value Of Options										$ 213,750	$ 2,582,890
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										1,667	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value										$ 213,750
Employees of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,667
Employees of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 142.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,667
Employees of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 157.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,666
Employees of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense											$ 29,524							102,989
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						24,267						4,334
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 23.25						$ 183.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												1,667
Allocated Share-based Compensation Expense													21,366	35,609	92,585	106,828	142,438	142,438	$ 62,317
Fair Value Of Options						$ 491,036						$ 694,384
Allocated Share-based Compensation Expense, Net of Tax																	27,280
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									5,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period									3,334
Allocated Share-based Compensation Expense													12,075	54,339	$ 48,301	163,017	$ 217,356	$ 140,230
Fair Value Of Options									$ 652,068
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value									$ 652,068
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period															1,667
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				16,634
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period															1,000		2,912	267	167
Allocated Share-based Compensation Expense													27,495	45,396	$ 105,121	450,690	$ 479,315	$ 407,208
Fair Value Of Options				$ 1,260,437
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Employee Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 105.00
Allocated Share-based Compensation Expense													20,433	20,433	61,300	61,300	81,733	12,163
Fair Value Of Options			$ 245,200
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			2,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value			$ 245,200
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								1,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 102.00
Allocated Share-based Compensation Expense													0	12,396	92,821	37,188	49,583	$ 6,345
Fair Value Of Options								$ 148,750
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								1,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value								$ 148,750
Executive Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							10,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 31.50
Allocated Share-based Compensation Expense													0	22,639	7,546	37,370	60,371
Fair Value Of Options							$ 3,334										387,209
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross							13,334
Executive Employee And Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		81,436
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 24.15
Allocated Share-based Compensation Expense													57,259	$ 38,173	286,297	$ 343,919
Fair Value Of Options		$ 1,832,304															1,832,304
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		13,573
Allocated Share-based Compensation Expense, Net of Tax																	$ 381,730
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the remaining options vest on performance goals being met and 50% vest over 5 years,
New Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.93
Allocated Share-based Compensation Expense													2,528		5,619
Fair Value Of Options	$ 30,341
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.59%
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 9.74
Allocated Share-based Compensation Expense															363,714
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.59%
Employees vest equally on January 24, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense													$ 34,643		$ 111,611
Employees vest equally on January 24, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 23.25
Employees vest equally on January 24, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						23.25
Employees vest equally on January 24, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 23.25